Debt Instruments Issued and Other Financial Liabilities - Summary of Senior Bonds Issued (Detail) - Senior bond [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Amount	$ 17,500,000	$ 11,450,000
Hungary, Forint | BCORAM0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	5 years 5 months
Issuance rate	3% annual
Hungary, Forint | BCORAM0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	5 years 5 months
Issuance rate	3% annual
Hungary, Forint | BITACU0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	9 years 7 months
Issuance rate	2% annual
Hungary, Forint | BITACU0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	9 years 7 months
Issuance rate	2% annual
Hungary, Forint | BITACV0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	10 years 7 months
Issuance rate	2% annual
Hungary, Forint | BITACV0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	10 years 7 months
Issuance rate	2% annual
Hungary, Forint | BITACW0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,500,000
Term	11 years 5 months
Issuance rate	2% annual
Hungary, Forint | BITACS0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	7 years 3 months
Issuance rate	2% annual
Hungary, Forint | BCORAQ0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		10 years 4 months
Issuance rate		3% annual
Hungary, Forint | BCORAR0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,450,000
Term		11 years 4 months
Issuance rate		3% annual
Hungary, Forint | BCORAR0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 5,000,000
Term		11 years 4 months
Issuance rate		3% annual
Hungary, Forint | BCORAN0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		7 years 5 months
Issuance rate		3% annual
CLP [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 57,000,000	$ 70,000,000,000
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 40,000,000
Term	2 years 2 months
Issuance rate	5% annual
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	2 years 2 months
Issuance rate	5% annual
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 14,500,000
Term	2 years 2 months
Issuance rate	5% annual
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,500,000
Term	2 years 2 months
Issuance rate	5% annual
CLP [member] | BCORBY0914Member
Disclosure of detailed information about borrowings [line items]
Amount		$ 70,000,000,000
Term		4 years 5 months
Issuance rate		5% annual
COP [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 700,000,000,000	$ 314,176,000,000
COP [member] | SUBSERIE A36 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 163,035,000,000
Term	3 years
Issuance rate	6,13% annual
COP [member] | SUBSERIE A60 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 186,965,000,000
Term	5 years
Issuance rate	2,86% annual
COP [member] | SERIE A SUBSERIE A60 – 60 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 170,820,000,000
Term	5 years
Issuance rate	6,05% annual
COP [member] | SERIE C SUBSERIE C84 – 84 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 50,000,000,000
Term	7 years
Issuance rate	2,28% annual
COP [member] | SERIE C SUBSERIE C120 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 129,180,000,000
Term	10 years
Issuance rate	2,76% annual
COP [member] | SUBSERIE B30 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 55,470,000,000
Term		3 years 6 months
Issuance rate		1.20% annual
COP [member] | SUBSERIE C48 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 258,706,000,000
Term		4 years
Issuance rate		2.91% annual